UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

October 31, 2015

1.809100.112
SMA-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.3%
	Principal Amount	Value
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.09% 11/6/15, VRDN (a)	$2,300,000	$2,300,000
Georgia - 0.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.22% 11/6/15, VRDN (a)	600,000	600,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.19% 11/2/15, VRDN (a)	700,000	700,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.19% 11/2/15, VRDN (a)	300,000	300,000
		1,600,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.35% 11/6/15, VRDN (a)	1,100,000	1,100,000
Massachusetts - 60.6%
Massachusetts Clean Wtr. Trust Participating VRDN Series BBT 08 58, 0.01% 11/6/15 (Liquidity Facility Branch Banking& Trust Co.) (a)(b)	12,430,000	12,430,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)	17,150,000	17,150,000
Series 2010 A3, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,300,000	6,300,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.03% 11/6/15, LOC Freddie Mac, VRDN (a)	3,515,000	3,515,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.01% 11/6/15, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	26,690,000	26,689,998
(Boston Univ. Proj.) Series U3, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	5,400,000	5,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.01% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,600,000	3,600,000
(College of the Holy Cross Proj.) Series 2008 A, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	2,385,000	2,385,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	4,555,000	4,555,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.03% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,325,000	5,325,000
(Olin College Proj.):
Series 2008 C2, 0.04% 11/2/15, LOC RBS Citizens NA, VRDN (a)	3,700,000	3,700,000
Series 2008 C3, 0.04% 11/2/15, LOC RBS Citizens NA, VRDN (a)	1,935,000	1,935,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.01% 11/6/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,500,000	4,500,000
Series 2014 M1, 0.01% 11/2/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,000,000	6,000,000
(Simmons College Proj.) Series G, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	4,755,000	4,755,000
(Smith College Proj.) Series 2007, 0.01% 11/6/15 (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,760,000	11,760,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	22,870,000	22,870,000
Participating VRDN Series MS 3373, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Series 2010, 0.03% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000,000	1,000,000
Series 2014 M2, 0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.01% 11/6/15 (Liquidity Facility Citibank NA), VRDN (a)	7,800,000	7,800,000
Series 2000 B, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	5,990,000	5,990,000
Participating VRDN:
Series Clipper 07 06, 0.04% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	17,900,000	17,900,000
Series Clipper 07 39, 0.01% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	14,400,000	14,400,000
Series Putters 3699, 0.03% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,800,000	4,800,000
Series Putters 3898, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Series 2001 C, 0.01% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,000,000	4,000,000
Series 2006 A, 0.01% 11/2/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	8,200,000	8,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.01% 11/6/15, VRDN (a)	1,000,000	1,000,000
Series 2005 I, 0.01% 11/6/15, VRDN (a)	1,450,000	1,450,000
Series 2005 J2, 0.01% 11/2/15, VRDN (a)	2,900,000	2,900,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Series 2009 J2, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	1,315,000	1,315,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,500,000	2,500,000
Series 2010 N4, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	20,100,000	20,100,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.01% 11/6/15, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,005,000	1,005,000
(Fairview Extended Care Proj.) Series B, 0.08% 11/6/15, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.01% 11/2/15, LOC TD Banknorth, NA, VRDN (a)	975,000	975,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.01% 11/6/15, VRDN (a)	15,000,000	15,000,000
Series 2001 J2, 0.01% 11/6/15, VRDN (a)	13,025,000	13,025,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.07% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	8,985,000	8,985,000
(Wellesley College Proj.):
Series B, 0.01% 11/6/15, VRDN (a)	1,400,000	1,400,000
Series I, 0.01% 11/6/15, VRDN (a)	4,385,000	4,385,000
(Williams College Proj.) Series J, 0.01% 11/6/15, VRDN (a)	466,000	466,000
Participating VRDN:
Series BA 08 3503, 0.06% 11/6/15 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series BC 10 20W, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Series Putters 3163, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,655,000	5,655,000
Series Putters 3529, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000,000	10,000,000
Series Putters 3530, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,495,000	4,495,000
Series Putters 3650, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,200,000	3,200,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	1,985,000	1,985,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	800,000	800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	2,815,000	2,815,000
Massachusetts Port Auth. Rev. Series 2008 A, 0.01% 11/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,400,000	4,400,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Series EGL 14 0011, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	18,100,000	18,100,000
Series EGL 14 0012, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	8,200,000	8,200,000
Series EGL 14 0045, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	16,800,000	16,800,000
Series Putters 1920, 0.03% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,985,000	7,985,000
Series Putters 3691, 0.03% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,425,000	1,425,000
Series Putters 4420, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	600,000	600,000
Series RBC O 72, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series ROC II R 14021, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999 B, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,500,000	5,500,000
		404,525,998
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.13% 11/6/15, VRDN (a)	1,400,000	1,400,000
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.22% 11/6/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,105,000	2,105,000
Texas - 0.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.21% 11/2/15, VRDN (a)	200,000	200,000
Series 2009 A, 0.21% 11/2/15, VRDN (a)	300,000	300,000
Series 2010 B, 0.21% 11/2/15, VRDN (a)	300,000	300,000
Series 2010 C, 0.21% 11/2/15, VRDN (a)	150,000	150,000
Series 2010 D:
0.21% 11/2/15, VRDN (a)	700,000	700,000
0.21% 11/2/15, VRDN (a)	1,100,000	1,100,000
		2,750,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $415,780,998)		415,780,998

Other Municipal Debt - 23.3%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 12/3/15, CP mode	300,000	300,000
Massachusetts - 23.0%
Beverly Gen. Oblig. BAN 1.25% 4/23/16	1,000,000	1,004,978
Boston Wtr. & Swr. Commission Rev. Series A, 0.07% 1/7/16, LOC State Street Bank & Trust Co., Boston, CP	600,000	600,000
Cambridge Gen. Oblig. Bonds Series 2013, 3% 2/15/16	1,900,000	1,915,403
Concord & Carlisle Reg'l. School District BAN 1.5% 3/16/16	2,000,000	2,009,788
Danvers Gen. Oblig. BAN 2% 8/19/16	1,200,000	1,216,413
Eastham Massachusetts BAN 2% 6/30/16	2,000,000	2,022,005
Gloucester Gen. Oblig. BAN Series 2015, 2% 8/12/16	1,900,000	1,925,364
Holden Massachusetts Gen. Oblig. BAN 2% 6/17/16	2,200,000	2,223,322
Lexington Gen. Oblig. BAN Series 2015 B, 1.25% 6/10/16	1,366,000	1,373,423
Marblehead Gen. Oblig. BAN 2% 8/5/16	1,200,000	1,215,351
Marlborough Gen. Oblig. BAN 1.5% 6/17/16	3,805,229	3,834,411
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series A, 5.5% 7/1/16	745,000	771,004
Massachusetts Clean Wtr. Trust Bonds Series 2010 A, 4% 8/1/16	1,675,000	1,722,079
Massachusetts Dev. Fin. Agcy. Series 5, 0.09% 2/10/16, LOC TD Banknorth, NA, CP	900,000	900,000
Massachusetts Dev. Fin. Agcy. Rev. Series 1, 0.03% 11/30/15, LOC JPMorgan Chase Bank, CP	800,000	800,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 C:
5.5% 11/1/15	1,840,000	1,840,000
5.5% 11/1/15	400,000	400,000
Series 2007 A, 4% 12/1/15	500,000	501,609
Series 2009 B, 5% 7/1/16	2,940,000	3,031,719
Series 2010 C:
4% 12/1/15	300,000	300,925
5% 12/1/15	1,190,000	1,194,654
Series 2014 D, 0.01% 2/1/16 (a)	2,000,000	2,000,000
RAN:
Series 2015 A, 2% 4/27/16	9,700,000	9,788,212
Series 2015 B, 2% 5/25/16	13,000,000	13,134,857
Series 2015 C, 2% 6/22/16	4,800,000	4,855,487
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.07% tender 11/2/15, CP mode	1,900,000	1,900,000
0.07% tender 3/1/16, CP mode	1,700,000	1,700,000
0.07% tender 3/2/16, CP mode	1,200,000	1,200,000
0.08% tender 2/1/16, CP mode	1,900,000	1,900,000
0.1% tender 1/4/16, CP mode	1,500,000	1,500,000
Series 2008 H2:
0.06% tender 1/15/16, CP mode	1,700,000	1,700,000
0.07% tender 2/4/16, CP mode	1,900,000	1,900,000
0.07% tender 2/8/16, CP mode	1,340,000	1,340,000
0.07% tender 3/3/16, CP mode	1,340,000	1,340,000
0.1% tender 12/3/15, CP mode	1,900,000	1,900,000
Series 2009 A, 5% 11/15/15	1,000,000	1,001,856
Series EE:
0.02% 12/1/15, CP	2,000,000	2,000,000
0.03% 11/4/15, CP	2,000,000	2,000,000
0.03% 11/5/15, CP	2,484,000	2,484,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.4% tender 12/9/15, CP mode	500,000	500,000
Series 1993 B:
0.48% tender 11/12/15, CP mode	900,000	900,000
0.48% tender 11/13/15, CP mode	1,700,000	1,700,000
Massachusetts Port Auth. Rev. Series 2012 A:
0.04% 11/10/15, LOC TD Banknorth, NA, CP	1,900,000	1,900,000
0.05% 1/13/16, LOC TD Banknorth, NA, CP	700,000	700,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2015 A, 5% 1/15/16	10,000,000	10,100,295
Series A:
0.04% 1/15/16, LOC Bank of America NA, CP	3,800,000	3,800,000
0.06% 1/26/16, LOC Bank of America NA, CP	2,600,000	2,600,000
Series B:
0.03% 11/9/15, LOC Citibank NA, CP	3,300,000	3,300,000
0.03% 11/19/15, LOC Citibank NA, CP	2,400,000	2,400,000
Series C:
0.06% 1/6/16, LOC Barclays Bank PLC, CP	1,900,000	1,900,000
0.07% 12/1/15, LOC Barclays Bank PLC, CP	1,900,000	1,900,000
0.07% 12/3/15, LOC Barclays Bank PLC, CP	1,200,000	1,200,000
0.08% 11/2/15, LOC Barclays Bank PLC, CP	1,900,000	1,900,000
0.09% 11/4/15, LOC Barclays Bank PLC, CP	1,000,000	1,000,000
Massachusetts Spl. Oblig. Rev. Bonds Series 2005 A, 5.5% 6/1/16	1,000,000	1,030,881
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1994, 0.09% 11/5/15, LOC Bayerische Landesbank Girozentrale, CP	400,000	400,000
Series 1999, 0.04% 12/3/15, LOC State Street Bank & Trust Co., Boston, CP	4,100,000	4,100,000
Melrose Gen. Oblig. Bonds Series 2015 B, 2% 8/1/16 (c)	1,220,000	1,234,884
Milford Gen. Oblig. BAN 2% 7/1/16	1,600,000	1,618,803
Norwood Gen. Oblig. BAN 2% 7/29/16	2,000,000	2,025,584
Peabody Gen. Oblig. BAN 1.25% 3/24/16	1,900,000	1,908,057
Pittsfield Gen. Oblig. BAN:
1.25% 4/1/16	1,500,000	1,506,590
1.5% 4/1/16	2,000,000	2,010,086
Quincy Gen. Oblig. BAN:
1.25% 1/22/16	2,900,000	2,907,154
2% 6/17/16	3,121,000	3,154,281
Revere Gen. Oblig. BAN 1.25% 4/15/16	1,600,000	1,607,676
Shrewsbury Gen. Oblig. BAN 2% 7/29/16	1,700,000	1,720,940
Somerville Gen. Oblig. BAN Series 2015 B, 1.5% 6/10/16	3,200,000	3,223,803
Westfield Gen. Oblig. BAN 1.25% 4/1/16	1,300,000	1,305,820
Worcester Gen. Oblig.:
BAN:
1% 12/17/15	1,500,000	1,501,580
1.25% 12/17/15	1,000,000	1,001,402
Bonds Series 2012, 4% 11/1/15	1,000,000	1,000,000
		153,504,696
Virginia - 0.3%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 11/6/15, CP mode	1,700,000	1,700,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $155,504,696)		155,504,696
	Shares	Value

Investment Company - 13.7%
Fidelity Tax-Free Cash Central Fund, 0.01% (d)(e)
(Cost $ 91,628,689)	91,628,689	91,628,689
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $662,914,383)		662,914,383
NET OTHER ASSETS (LIABILITIES) - 0.7%		4,575,805
NET ASSETS - 100%		$667,490,188

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$20,788

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At October 31, 2015 the cost for Federal Income Tax Purposes was $662,914,383.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Money Market Fund

October 31, 2015

1.809069.112
MFS-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 55.3%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 11/6/15, VRDN (a)(b)	$3,500,000	$3,500,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.24% 11/6/15, VRDN (a)	1,800,000	1,800,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.13% 11/6/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,600,000	5,600,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.09% 11/6/15, VRDN (a)	4,400,000	4,400,000
Georgia - 0.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 0.27% 11/2/15, VRDN (a)(b)	700,000	700,000
Series 2013, 0.22% 11/6/15, VRDN (a)	5,600,000	5,600,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.19% 11/2/15, VRDN (a)	6,425,000	6,425,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.19% 11/2/15, VRDN (a)	2,400,000	2,400,000
		15,125,000
Indiana - 0.0%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.11% 11/6/15, LOC Comerica Bank, VRDN (a)(b)	3,090,000	3,090,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.31% 11/6/15, VRDN (a)	3,400,000	3,400,000
Massachusetts - 54.0%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.02% 11/6/15, LOC Bank of America NA, VRDN (a)(b)	1,120,000	1,120,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.01% 11/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	19,705,000	19,705,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, 0.01% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	8,105,000	8,105,000
Series Clipper 06 11, 0.04% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	34,300,000	34,300,000
Series Putters 3159, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,490,000	15,490,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)	58,350,000	58,350,000
Series 2010 A3, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	56,545,000	56,545,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.17% 11/6/15, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
(Monkiewicz Realty Trust Proj.) 0.15% 11/6/15, LOC Bank of America NA, VRDN (a)(b)	1,800,000	1,800,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.03% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	38,500,000	38,500,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.02% 11/6/15, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	13,200,000	13,200,000
(Tammy Brook Apts. Proj.) Series 2009, 0.03% 11/6/15, LOC Freddie Mac, VRDN (a)	6,140,000	6,140,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.01% 11/6/15, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	1,500,000	1,500,000
(Berkshire School Proj.) Series 2001, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	9,485,000	9,485,000
(Boston Univ. Proj.):
Series U-6C, 0.01% 11/2/15, LOC TD Banknorth, NA, VRDN (a)	43,730,000	43,730,000
Series U3, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	29,500,000	29,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.01% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,545,000	13,545,000
(Clark Univ. Proj.) 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	33,200,000	33,200,000
(College of the Holy Cross Proj.) Series 2008 A, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	33,185,000	33,185,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.04% 11/6/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	2,165,000	2,165,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	4,125,000	4,125,000
(ISO New England, Inc. Proj.) Series 2005, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	30,030,000	30,030,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.03% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,425,000	12,425,000
(Olin College Proj.):
Series 2008 C2, 0.04% 11/2/15, LOC RBS Citizens NA, VRDN (a)	19,300,000	19,300,000
Series 2008 C3, 0.04% 11/2/15, LOC RBS Citizens NA, VRDN (a)	21,065,000	21,065,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.01% 11/6/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	45,100,000	45,100,000
Series 2014 M1, 0.01% 11/2/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	41,000,000	41,000,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	8,655,000	8,655,000
Series 2008 B, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	4,740,000	4,740,000
(Simmons College Proj.) Series G, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	44,140,000	44,140,000
(Smith College Proj.) Series 2007, 0.01% 11/6/15 (Liquidity Facility TD Banknorth, NA), VRDN (a)	61,200,000	61,200,000
(Wilber School Apts. Proj.) Series 2008 A, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	6,500,000	6,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	23,145,000	23,145,000
Participating VRDN:
Series 15 XF0245, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,270,000	4,270,000
Series MS 3373, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,100,000	7,100,000
Series MS 3389X, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series Putters 3840, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series ROC II R 11999X, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	6,785,000	6,785,000
Series 2006:
0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	3,810,000	3,810,000
0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	14,535,000	14,535,000
Series 2010, 0.03% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,810,000	6,810,000
Series 2014 M2, 0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	39,200,000	39,200,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.01% 11/6/15 (Liquidity Facility Citibank NA), VRDN (a)	73,200,000	73,200,000
Series 2000 B, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	65,400,000	65,400,000
Participating VRDN:
Series Clipper 07 06, 0.04% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	53,850,000	53,850,000
Series Clipper 07 39, 0.01% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	31,500,000	31,500,000
Series EGL 07 0149, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	45,000,000	45,000,000
Series Putters 2022, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	35,995,000	35,995,000
Series Putters 2648, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,250,000	9,250,000
Series Putters 3699, 0.03% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,800,000	10,800,000
Series Putters 3896, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Series Putters 3898, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series Putters 4320, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	99,095,000	99,095,000
Series 2001 C, 0.01% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	230,145,000	230,144,993
Series 2006 A, 0.01% 11/2/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	110,975,000	110,975,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.01% 11/6/15, VRDN (a)	5,300,000	5,300,000
Series 2005 I, 0.01% 11/6/15, VRDN (a)	7,915,000	7,915,000
Series 2005 J1, 0.01% 11/6/15, VRDN (a)	5,500,000	5,500,000
Series 2005 J2, 0.01% 11/2/15, VRDN (a)	7,700,000	7,700,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	39,000,000	39,000,000
Series 2009 J2, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	41,250,000	41,250,000
Series 2009 K, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	9,500,000	9,500,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	19,560,000	19,560,000
(Boston Univ. Proj.) Series H, 0.01% 11/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	58,500,000	58,500,000
Series 2010 N4, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	131,490,000	131,490,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.01% 11/6/15, LOC HSBC Bank U.S.A., NA, VRDN (a)	9,110,000	9,110,000
(Fairview Extended Care Proj.) Series B, 0.08% 11/6/15, LOC Bank of America NA, VRDN (a)	22,600,000	22,600,000
(Harvard Univ. Proj.):
Series R, 0.01% 11/2/15, VRDN (a)	36,175,000	36,175,000
Series Y, 0.01% 11/6/15, VRDN (a)	91,880,000	91,880,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.01% 11/2/15, LOC TD Banknorth, NA, VRDN (a)	4,560,000	4,560,000
Series 2009 C, 0.01% 11/2/15, LOC TD Banknorth, NA, VRDN (a)	10,590,000	10,590,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.01% 11/6/15, VRDN (a)	105,950,000	105,950,000
Series 2001 J2, 0.01% 11/6/15, VRDN (a)	49,250,000	49,250,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.07% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	35,540,000	35,540,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	85,675,000	85,675,000
Series D5, 0.01% 11/2/15, VRDN (a)	200,000	200,000
Series D6, 0.01% 11/2/15, VRDN (a)	970,000	970,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	43,995,000	43,995,000
(Stonehill College Proj.) Series 2008 K, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	49,175,000	49,175,000
(Wellesley College Proj.):
Series B, 0.01% 11/6/15, VRDN (a)	6,000,000	6,000,000
Series I, 0.01% 11/6/15, VRDN (a)	39,500,000	39,500,000
(Williams College Proj.):
Series I, 0.01% 11/6/15, VRDN (a)	21,888,000	21,888,000
Series J, 0.01% 11/6/15, VRDN (a)	28,815,000	28,815,000
Participating VRDN:
Series BA 15 XM0074, 0.03% 11/6/15 (Liquidity Facility Bank of America NA) (a)(c)	10,000,000	10,000,000
Series BBT 08 56, 0.01% 11/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	18,895,000	18,895,000
Series BC 10 15W, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,185,000	7,185,000
Series BC 10 20W, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,785,000	10,785,000
Series Clipper 07 08, 0.01% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	15,450,000	15,450,000
Series Putters 3529, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	36,660,000	36,660,000
Series Putters 3530, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,000,000	8,000,000
Series Putters 3531, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,495,000	12,495,000
Series Putters 3548, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,925,000	9,925,000
Series Putters 3650, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,800,000	11,800,000
Series ROC II R 11824, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	4,665,000	4,665,000
Series ROC II R 11913, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	5,165,000	5,165,000
Series 1999 G, 0.01% 11/6/15, VRDN (a)	8,525,000	8,525,000
Series 2009 O-1, 0.02% 11/6/15, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	30,955,000	30,955,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	20,300,000	20,300,000
Series 2009 A, 0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	12,345,000	12,345,000
Series 2013 F, 0.02% 11/6/15, LOC TD Banknorth, NA, VRDN (a)(b)	13,335,000	13,335,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.25% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	240,000	240,000
0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	4,200,000	4,200,000
Massachusetts Port Auth. Rev.:
Series 2008 A, 0.01% 11/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	17,055,000	17,055,000
Series 2010 D, 0.01% 11/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	84,165,000	84,165,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.02% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	32,100,000	32,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	66,100,000	66,100,000
Series EGL 07 0032, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	69,300,000	69,300,000
Series EGL 14 0011, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	39,660,000	39,660,000
Series EGL 14 0012, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	42,595,000	42,595,000
Series EGL 14 C031A, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	4,125,000	4,125,000
Series MS 30911, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,700,000	2,700,000
Series MS 3228X, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series Putters 3691, 0.03% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,885,000	2,885,000
Series Putters 3990, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series Putters 4357, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335,000	3,335,000
Series Putters 4366, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Putters 4420, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
Series RBC O 72, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,000,000	10,000,000
Series ROC II R 14021, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series 15 XF0100, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,550,000	17,550,000
Series EGL 06 0054, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	11,100,000	11,100,000
Series ROC II R 11914, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	10,205,000	10,205,000
Series ROC II R 11968, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	5,185,000	5,185,000
Series Solar 06 86, 0.01% 11/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	21,710,000	21,710,000
Series 1999 B, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	46,600,000	46,600,000
Series 2002 C, 0.01% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,620,000	23,620,000
		3,400,722,993
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.35% 11/6/15, VRDN (a)(b)	3,400,000	3,400,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.13% 11/6/15, VRDN (a)	5,800,000	5,800,000
Series 2012 A, 0.13% 11/6/15, VRDN (a)(b)	3,400,000	3,400,000
		9,200,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.02% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.21% 11/2/15, VRDN (a)	5,250,000	5,250,000
Series 2004, 0.23% 11/6/15, VRDN (a)(b)	5,400,000	5,400,000
Series 2009 A, 0.21% 11/2/15, VRDN (a)	1,200,000	1,200,000
Series 2010 B, 0.21% 11/2/15, VRDN (a)	2,900,000	2,900,000
Series 2010 D, 0.21% 11/2/15, VRDN (a)	11,100,000	11,100,000
		31,650,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.23% 11/6/15, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,482,087,993)		3,482,087,993

Other Municipal Debt - 28.6%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 12/3/15, CP mode	2,400,000	2,400,000
Massachusetts - 28.4%
Attleboro Gen. Oblig. BAN 1% 3/18/16	1,740,475	1,745,510
Beverly Gen. Oblig. BAN 1.25% 4/23/16	9,052,000	9,097,057
Boston Gen. Oblig. Bonds:
Series 2007 B, 5% 3/1/16	6,545,000	6,649,645
Series 2011 A, 5% 4/1/16	7,115,000	7,256,802
Series 2013 A, 5% 3/1/16	1,650,000	1,676,282
Series 2014 A, 5% 3/1/16	5,900,000	5,993,531
Series 2015 A, 5% 4/1/16	6,500,000	6,629,088
Series 2015 B, 4% 4/1/16	10,045,000	10,203,691
Boston Wtr. & Swr. Commission Rev. Series A, 0.07% 1/7/16, LOC State Street Bank & Trust Co., Boston, CP	5,650,000	5,650,000
Bourne Gen. Oblig. BAN 2% 12/2/15	14,848,798	14,871,826
Cambridge Gen. Oblig. Bonds Series 2015 A, 2% 2/15/16	5,585,000	5,615,063
Chicopee Gen. Oblig. BAN 1.25% 11/20/15	4,727,632	4,730,184
Concord & Carlisle Reg'l. School District Bonds 5% 3/15/16	1,150,000	1,170,370
Danvers Gen. Oblig. BAN 2% 8/19/16	11,300,000	11,454,555
East Bridgewater Massachusetts BAN 1.5% 3/11/16	1,776,000	1,784,125
Eastham Massachusetts BAN 2% 6/30/16	18,000,000	18,198,043
Falmouth Gen. Oblig. BAN 1% 12/18/15	8,125,000	8,133,561
Framingham Gen. Oblig. BAN 1% 12/11/15	10,483,559	10,493,075
Gloucester Gen. Oblig. BAN:
Series 2015, 2% 8/12/16	17,500,000	17,733,618
1.25% 2/5/16	2,000,000	2,005,507
Hingham Gen. Oblig. Bonds 5% 5/15/16	2,168,716	2,222,924
Holden Massachusetts Gen. Oblig. BAN 2% 6/17/16	19,800,000	20,009,894
Lexington Gen. Oblig.:
BAN Series 2015 A, 1.25% 2/26/16	4,351,905	4,366,433
Bonds Series 2015, 2% 2/15/16	1,928,000	1,938,114
Marblehead Gen. Oblig. BAN 2% 8/5/16	11,041,930	11,183,185
Marlborough Gen. Oblig. BAN 1.5% 6/17/16	35,200,000	35,469,948
Massachusetts Bay Trans. Auth. Bonds Series 1992 B, 6.2% 3/1/16	3,190,000	3,253,550
Massachusetts Clean Wtr. Trust Bonds:
Series 13, 5% 8/1/16 (Escrowed to Maturity)	2,170,000	2,247,335
Series 14, 3% 8/1/16	1,000,000	1,020,541
Series 2014, 2% 8/1/16	6,290,000	6,373,283
Massachusetts Dev. Fin. Agcy. Series 5, 0.09% 2/10/16, LOC TD Banknorth, NA, CP	8,537,000	8,537,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Partners HealthCare Sys. Proj.) Series K4, 5%, tender 1/14/16 (a)	5,500,000	5,552,515
Series WF 10 56C, 0.14%, tender 1/28/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	19,840,000	19,840,000
Series 1, 0.03% 11/30/15, LOC JPMorgan Chase Bank, CP	7,300,000	7,300,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 5.5% 11/1/15	1,500,000	1,500,000
Series 2002 C:
5.5% 11/1/15	1,000,000	1,000,000
5.5% 11/1/15	5,425,000	5,425,000
Series 2004 B, 5.25% 8/1/16	1,800,000	1,867,298
Series 2006 D, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	5,820,000	6,025,481
Series 2006 E, 5% 11/1/16 (Pre-Refunded to 11/1/16 @ 100)	4,000,000	4,185,440
Series 2007 A, 4% 12/1/15	4,500,000	4,514,482
Series 2007 B, 5% 11/1/15	3,825,000	3,825,000
Series 2009 A, 5% 3/1/16	2,940,000	2,986,586
Series 2010 C:
4% 12/1/15	3,340,000	3,350,374
5% 12/1/15	7,775,000	7,805,999
Series 2011 E, 5% 12/1/15	2,000,000	2,007,902
Series 2011, 5% 5/1/16	1,035,000	1,059,831
Series 2012 A, 0.53% 9/1/16 (a)	2,595,000	2,599,486
Series 2013 A, 0.3% 2/1/16 (a)	4,000,000	4,000,000
Series 2014 2, 2% 4/1/16	3,000,000	3,022,452
Series 2014 D, 0.01% 2/1/16 (a)	56,435,000	56,435,000
Series 2015 A, 2% 7/1/16	9,370,000	9,475,413
RAN:
Series 2015 A, 2% 4/27/16	90,300,000	91,121,191
Series 2015 B, 2% 5/25/16	121,670,000	122,932,139
Series 2015 C, 2% 6/22/16	45,200,000	45,722,502
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.07% tender 11/2/15, CP mode	18,100,000	18,100,000
0.07% tender 3/1/16, CP mode	15,800,000	15,800,000
0.07% tender 3/2/16, CP mode	11,300,000	11,300,000
0.08% tender 2/1/16, CP mode	18,100,000	18,100,000
0.1% tender 1/4/16, CP mode	14,160,000	14,160,000
Series 2008 H2:
0.06% tender 1/15/16, CP mode	16,300,000	16,300,000
0.07% tender 2/4/16, CP mode	17,890,000	17,890,000
0.07% tender 2/8/16, CP mode	12,700,000	12,700,000
0.07% tender 3/3/16, CP mode	12,700,000	12,700,000
0.1% tender 12/3/15, CP mode	17,890,000	17,890,000
Series 2008 O, 5% 7/1/16	10,665,000	11,000,598
Series 2009 A, 5% 11/15/15	11,345,000	11,366,134
Series EE:
0.02% 11/2/15, CP	30,381,000	30,381,000
0.02% 11/2/15, CP	2,000,000	2,000,000
0.02% 11/3/15, CP	6,800,000	6,800,000
0.02% 11/3/15, CP	26,300,000	26,300,000
0.02% 11/9/15, CP	42,500,000	42,500,000
0.02% 12/1/15, CP	28,101,000	28,101,000
0.03% 11/4/15, CP	34,104,000	34,104,000
0.03% 11/5/15, CP	23,100,000	23,100,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B:
0.48% tender 11/12/15, CP mode	8,200,000	8,200,000
0.48% tender 11/13/15, CP mode	22,300,000	22,300,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds:
(Nuclear #6 Proj.) Series 2012 A, 5% 7/1/16	4,000,000	4,123,460
(Pwr. Supply Proj.) Series 2011, 5% 7/1/16	4,160,000	4,288,767
Massachusetts Port Auth. Rev.:
Series 2012 A:
0.04% 11/10/15, LOC TD Banknorth, NA, CP	18,100,000	18,100,000
0.05% 1/13/16, LOC TD Banknorth, NA, CP	6,300,000	6,300,000
Series 2012 B:
0.05% 11/10/15, LOC TD Banknorth, NA, CP (b)	47,000,000	47,000,000
0.06% 1/13/16, LOC TD Banknorth, NA, CP (b)	51,000,000	51,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds:
Series 2015 A, 5% 1/15/16	36,315,000	36,678,798
Series 2015 B, 5% 1/15/16	8,510,000	8,593,741
Series A:
0.04% 1/15/16, LOC Bank of America NA, CP	35,200,000	35,200,000
0.06% 1/26/16, LOC Bank of America NA, CP	23,650,000	23,650,000
Series B:
0.03% 11/9/15, LOC Citibank NA, CP	31,200,000	31,200,000
0.03% 11/19/15, LOC Citibank NA, CP	22,600,000	22,600,000
0.05% 12/1/15, LOC Citibank NA, CP	8,500,000	8,500,000
Series C:
0.06% 1/6/16, LOC Barclays Bank PLC, CP	18,100,000	18,100,000
0.07% 12/1/15, LOC Barclays Bank PLC, CP	18,100,000	18,100,000
0.07% 12/3/15, LOC Barclays Bank PLC, CP	10,800,000	10,800,000
0.08% 11/2/15, LOC Barclays Bank PLC, CP	18,100,000	18,100,000
0.09% 11/4/15, LOC Barclays Bank PLC, CP	9,000,000	9,000,000
Massachusetts Spl. Oblig. Rev. Bonds Series 2005 A, 5.5% 6/1/16	9,385,000	9,674,438
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.5% tender 11/13/15 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	900,000	900,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1994, 0.09% 11/5/15, LOC Bayerische Landesbank Girozentrale, CP	3,600,000	3,600,000
Series 1999, 0.04% 12/3/15, LOC State Street Bank & Trust Co., Boston, CP	38,900,000	38,900,000
Melrose Gen. Oblig. BAN 1.25% 11/13/15	4,585,000	4,586,655
Milford Gen. Oblig. BAN:
1.5% 5/13/16	6,000,000	6,039,621
2% 7/1/16	15,400,000	15,580,982
Nantucket Gen. Oblig. BAN 0.75% 11/13/15	2,400,000	2,400,478
Norfolk County BAN 1.25% 3/24/16	5,000,000	5,020,807
Norwood Gen. Oblig. BAN 2% 7/29/16	18,240,000	18,473,323
Peabody Gen. Oblig. BAN 1.25% 3/24/16	17,900,000	17,975,908
Pittsfield Gen. Oblig. BAN:
1.25% 4/1/16	13,754,055	13,814,482
1.5% 4/1/16	16,345,415	16,427,847
Plymouth Gen. Oblig. Bonds Series 2015, 4% 5/1/16	1,985,000	2,021,428
Quincy Gen. Oblig. BAN:
1.25% 1/22/16	27,100,000	27,166,849
2% 6/17/16	28,279,413	28,580,973
Revere Gen. Oblig. BAN 1.25% 4/15/16	14,900,000	14,971,484
Salem Gen. Oblig. BAN 1.25% 12/3/15	10,690,153	10,700,163
Shrewsbury Gen. Oblig. BAN 2% 7/29/16	16,300,000	16,500,775
Somerville Gen. Oblig. BAN Series 2015 B, 1.5% 6/10/16	28,800,000	29,014,229
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2013, 3% 11/1/15	2,150,000	2,150,000
Univ. of Massachusetts Bldg. Auth. Rev. Bonds Series 2, 5% 11/1/15	1,380,000	1,380,000
Wakefield Gen. Oblig. BAN 1.5% 5/20/16	5,975,000	6,014,890
Wellesley Gen. Oblig. Bonds 2% 6/1/16	2,150,000	2,171,212
Westfield Gen. Oblig.:
BAN:
1% 4/1/16 (e)	5,087,646	5,105,656
1.25% 4/1/16	11,868,500	11,921,632
Bonds Series 2014, 3% 3/1/16	2,000,000	2,018,987
Weston Gen. Oblig.:
BAN 1.25% 2/3/16	9,148,298	9,174,167
Bonds Series 2015, 5% 2/1/16	1,257,000	1,272,282
Worcester Gen. Oblig.:
BAN:
Series 2014 A, 1.5% 12/17/15	4,425,000	4,432,066
1% 12/17/15	13,635,000	13,649,361
1.25% 12/17/15	9,577,000	9,590,426
Bonds Series 2014 A, 2% 11/1/15	4,344,080	4,344,080
		1,789,270,530
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 11/6/15, CP mode (b)	4,500,000	4,500,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 11/6/15, CP mode	1,000,000	1,000,000
		5,500,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 11/19/15, CP mode (b)	2,900,000	2,900,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $1,800,070,530)		1,800,070,530
	Shares	Value

Investment Company - 15.7%
Fidelity Municipal Cash Central Fund, 0.02% (f)(g)
(Cost $987,328,000)	987,328,000	987,328,000
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $6,269,486,523)		6,269,486,523
NET OTHER ASSETS (LIABILITIES) - 0.4%		24,522,945
NET ASSETS - 100%		$6,294,009,468

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,840,000 or 0.3% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.14%, tender 1/28/16 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$19,840,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$315,967

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At October 31, 2015 the cost for Federal Income Tax Purposes was $6,269,486,523.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

October 31, 2015

1.809072.112
MFL-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$2,740,000	$2,799,705
Series 2008, 5.875% 10/1/18	1,465,000	1,574,758

TOTAL GUAM		4,374,463

Massachusetts - 97.0%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,711,750
Boston Gen. Oblig. Series 2012 A:
5% 4/1/21	8,130,000	9,700,716
5% 4/1/22	2,050,000	2,484,006
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	1,725,000	1,968,846
5% 11/1/26 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,712,040
5% 11/1/28 (Pre-Refunded to 5/1/19 @ 100)	2,195,000	2,505,285
Series 2012 A, 4% 11/1/25	2,950,000	3,290,342
Sr. Series A, 5.25% 11/1/19	7,390,000	8,025,244
Braintree Gen. Oblig.:
Series 2009:
5% 5/15/23 (Pre-Refunded to 5/15/19 @ 100)	5,000,000	5,714,550
5% 5/15/24 (Pre-Refunded to 5/15/19 @ 100)	5,050,000	5,771,696
5% 5/15/26	2,300,000	2,872,953
5% 5/15/27	2,000,000	2,505,020
5% 5/15/28	600,000	752,418
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,036,244
5% 1/1/24	340,000	405,331
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,427,215
4% 12/1/24	1,360,000	1,525,240
Lowell Gen. Oblig. 5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,317,126
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,232
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,086,961
5% 11/1/21	1,730,000	2,062,610
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	410,000	430,914
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,387,067
7% 3/1/21	610,000	732,592
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2012 A, 5% 7/1/22	6,110,000	7,416,990
Series A:
5.25% 7/1/34	17,580,000	19,335,011
5.25% 7/1/34 (Pre-Refunded to 7/1/18 @ 100)	7,170,000	8,001,433
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,113,239
5.25% 7/1/23	3,950,000	4,911,154
Series 2005 A, 5% 7/1/24	16,175,000	19,985,830
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,186,880
Series 2006 A:
5.25% 7/1/29	3,005,000	3,831,796
5.25% 7/1/32	6,745,000	8,630,632
Series 2010 B:
5% 7/1/26	1,000,000	1,166,210
5% 7/1/28	1,000,000	1,161,290
5% 7/1/30	1,000,000	1,152,020
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,296,255
5% 7/1/30	3,725,000	4,247,655
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A:
5.25% 8/1/22	6,525,000	8,041,149
5.25% 2/1/24	1,170,000	1,466,654
5.25% 8/1/24	3,780,000	4,774,518
Series 6, 5.25% 8/1/19	30,000	30,111
Series 8:
5% 8/1/17	110,000	110,396
5% 8/1/20	105,000	105,366
Series 14:
5% 8/1/32	5,685,000	6,395,170
5% 8/1/38	8,390,000	9,353,843
Series 18:
5% 2/1/28	3,500,000	4,188,240
5% 2/1/29	6,355,000	7,505,509
Series 2002 A, 5.25% 8/1/20	680,000	682,496
Series 2010 A, 5% 8/1/21	9,000,000	10,530,810
Series 2012 A:
5% 8/1/27	5,900,000	7,015,041
5% 8/1/28	6,570,000	7,775,267
Series 2014, 5% 8/1/25	7,900,000	9,908,575
Series 6, 5.5% 8/1/30	1,310,000	1,314,782
5% 8/1/21	7,520,000	8,715,078
5% 8/1/22	4,290,000	4,951,089
5% 8/1/23	5,000,000	5,746,550
5% 8/1/24	4,215,000	4,834,268
5% 8/1/25	4,965,000	5,694,458
5% 8/1/26	3,205,000	3,669,533
5% 8/1/27	2,460,000	2,808,754
5% 8/1/28	3,480,000	3,959,648
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.):
Series 2012 A:
5% 6/1/24	11,880,000	14,026,003
5% 6/1/25	12,940,000	15,262,342
Series 2014 A, 5% 6/1/44	8,350,000	9,577,033
Series 2013 A, 5% 6/1/43	10,000,000	11,343,400
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	11,000,000	12,589,280
5% 1/1/25	13,340,000	15,134,363
5% 1/1/26	4,210,000	4,767,194
5% 1/1/27	7,000,000	7,899,430
5% 1/1/30	5,000,000	5,648,900
5% 1/1/32	3,495,000	3,903,880
5% 1/1/35	4,230,000	4,724,868
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,380,400
5.25% 11/15/41	4,620,000	5,171,397
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	3,100,000	3,555,514
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,152,923
5% 10/1/24	1,210,000	1,341,019
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,641,618
5.25% 12/1/25	820,000	902,156
5.625% 12/1/30	1,000,000	1,118,690
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,666,695
Series 2008 B, 5% 9/1/22	1,100,000	1,223,871
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	12,029,010
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,749,560
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,605,328
Series 2008, 5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	10,802,260
Series 2010 B1, 5% 10/15/40	22,510,000	25,812,667
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,875,450
Series 2011 B, 5% 7/1/41	6,520,000	7,063,051
Series 2011 H:
5.125% 7/1/26	5,500,000	5,972,560
5.5% 7/1/31	7,750,000	8,427,040
Series 2011:
5% 10/1/20	1,215,000	1,387,020
5% 7/1/41	5,000,000	5,416,450
5.25% 10/1/41	5,485,000	6,199,202
Series 2012 G:
5% 10/1/23	2,245,000	2,586,060
5% 10/1/24	1,625,000	1,870,911
5% 10/1/25	1,600,000	1,839,264
5% 10/1/26	2,170,000	2,475,167
5% 10/1/27	2,235,000	2,534,825
5% 10/1/28	1,240,000	1,401,262
Series 2012 J, 5% 7/1/42	7,000,000	7,816,620
Series 2012 L, 5% 7/1/36	6,000,000	6,672,780
Series 2013 A:
6.25% 11/15/33 (a)	2,245,000	2,410,277
6.5% 11/15/43 (a)	4,000,000	4,313,240
Series 2013 E:
5% 11/1/38	3,400,000	3,775,360
5% 11/1/43	15,000,000	16,534,800
Series 2013 F:
4% 7/1/32	2,050,000	2,096,105
4% 7/1/43	27,185,000	26,473,025
5% 7/1/27	1,300,000	1,489,111
5% 7/1/37	3,925,000	4,303,527
Series 2013 G, 5% 7/1/44	17,105,000	18,015,157
Series 2013 P, 5% 7/1/43	12,320,000	13,922,339
Series 2013 X, 5% 10/1/48	14,920,000	16,324,569
Series 2013, 5% 7/1/21	1,085,000	1,257,667
Series 2014 A:
5% 3/1/32	1,700,000	1,925,998
5% 3/1/33	1,250,000	1,405,463
5% 3/1/39	4,000,000	4,448,200
5% 3/1/44	15,730,000	17,336,977
Series 2014 F:
5% 7/15/19	250,000	274,065
5% 7/15/20	300,000	329,958
5% 7/15/21	300,000	327,906
5% 7/15/22	400,000	435,028
5% 7/15/23	350,000	380,216
5% 7/15/24	400,000	432,308
5% 7/15/25	550,000	587,224
5% 7/15/26	500,000	529,755
5% 7/15/27	200,000	210,284
5% 7/15/28	320,000	333,674
5.625% 7/15/36	800,000	870,424
5.75% 7/15/43	4,500,000	4,908,015
Series 2014 M4, 5% 7/1/44	15,000,000	16,383,450
Series 2014 P:
5% 10/1/32	5,000,000	5,768,050
5% 10/1/46	7,080,000	8,013,923
Series 2015 D, 5% 7/1/44	9,975,000	10,733,998
Series 2015 F, 5% 8/15/45	17,000,000	18,681,640
Series 2015 H1:
5% 7/1/26	3,585,000	4,172,402
5% 7/1/29	3,750,000	4,256,813
5% 7/1/30	1,800,000	2,032,164
5% 7/1/31	1,190,000	1,334,133
5% 7/1/32	1,000,000	1,117,640
5% 7/1/33	1,000,000	1,113,310
Series 2015 O2:
5% 7/1/27	8,635,000	10,362,086
5% 7/1/29	4,495,000	5,293,312
Series 2015 Q:
5% 8/15/28	1,000,000	1,191,760
5% 8/15/29	1,000,000	1,182,350
5% 8/15/32	1,500,000	1,740,180
5% 8/15/33	1,500,000	1,730,595
5% 8/15/34	1,790,000	2,061,919
5% 8/15/38	1,690,000	1,934,492
Series 2015:
5% 1/1/25	3,525,000	3,921,492
5% 1/1/27	2,695,000	2,945,204
5% 1/1/28	1,850,000	2,003,883
5% 1/1/29	2,945,000	3,164,137
Series I, 6.875% 1/1/41	9,540,000	11,042,073
Series L, 5% 7/1/41	4,900,000	5,392,940
5% 3/1/34	4,375,000	4,898,819
5.25% 7/1/25	1,000,000	1,125,850
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,229,640
5.25% 7/1/26	1,000,000	1,116,930
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,229,640
5.5% 7/1/44	11,295,000	12,038,437
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (b)	2,000,000	2,330,440
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,160,230
5.5% 1/1/22	3,500,000	3,949,295
5.5% 1/1/23 (c)	1,305,000	1,411,005
Series 2010 B:
4.5% 1/1/16 (c)	520,000	522,818
4.8% 1/1/17 (c)	1,585,000	1,652,569
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,907,850
5% 6/15/27	5,000,000	5,874,050
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,205,580
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,411,160
Series 2004 A, 5.5% 8/1/30	2,000,000	2,560,360
Series 2006 B:
5.25% 9/1/22	5,360,000	6,596,659
5.25% 9/1/23	9,400,000	11,679,406
Series 2007 A, 0.771% 5/1/37 (b)	20,250,000	18,558,315
Series 2007 C, 5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	21,375,000	22,982,400
Series 2008 A:
5% 8/1/22 (Pre-Refunded to 8/1/18 @ 100)	3,685,000	4,100,631
5% 8/1/24 (Pre-Refunded to 8/1/18 @ 100)	7,380,000	8,212,390
Series 2009 A, 5% 3/1/39	17,000,000	18,747,600
Series 2011 A:
5% 4/1/26	5,425,000	6,367,702
5% 4/1/28	5,880,000	6,828,973
Series 2011 B:
5% 8/1/23	5,770,000	6,728,282
5% 8/1/24	1,750,000	2,041,515
5% 8/1/25	1,930,000	2,246,674
Series 2014 E:
5% 9/1/28	10,400,000	12,322,648
5% 9/1/29	7,500,000	8,860,350
5% 9/1/30	5,000,000	5,889,500
5% 9/1/31	8,000,000	9,395,520
Series 2015 A, 4% 5/1/25	19,000,000	21,280,570
Series 2015 C:
5% 7/1/40	7,675,000	8,856,106
5% 7/1/45	20,000,000	22,970,000
Series C, 5.5% 12/1/22	7,800,000	9,750,156
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,427,900
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,041,380
5% 10/1/19	3,290,000	3,547,245
5% 10/1/21	3,270,000	3,528,919
5% 10/1/23	2,000,000	2,159,140
5% 10/1/25	5,950,000	6,416,361
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	6,935,000	6,965,375
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,202,660
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,091,610
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,176,183
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,270
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	874,920
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,930,443
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,194,880
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,665,555
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,604,382
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,105,910
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,094,389
Series 2008 E1:
5% 7/1/28	2,525,000	2,733,767
5.125% 7/1/33	2,000,000	2,146,440
5.125% 7/1/38	4,040,000	4,304,539
5.375% 7/1/21	10,850,000	12,058,690
Series 2008 E2:
5.375% 7/1/24 (Pre-Refunded to 7/1/18 @ 100)	5,015,000	5,620,060
5.375% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	3,500,000	3,922,275
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,121,821
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,667,200
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,160,044
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,201,262
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,010,850
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	624,828
5% 10/1/17	775,000	837,442
5% 10/1/18	500,000	556,725
5% 10/1/20	2,000,000	2,229,340
5% 10/1/22	1,160,000	1,289,839
5% 10/1/27	3,030,000	3,347,999
5% 10/1/28	1,000,000	1,101,930
5% 10/1/33	5,000,000	5,452,800
Series 2009 Y1:
5% 10/1/17	1,570,000	1,696,495
5% 10/1/19	1,730,000	1,979,535
Series 2009 Y2:
5% 10/1/17	1,145,000	1,237,253
5% 10/1/18	1,215,000	1,352,842
(Partners HealthCare Sys., Inc. Proj.):
Series 2009 I3:
5% 7/1/21	2,300,000	2,613,651
5% 7/1/22	5,000,000	5,676,050
Series 2010 J1, 5% 7/1/39	23,500,000	25,956,925
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	145,000	145,309
5.75% 7/1/29	6,370,000	6,379,682
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	4,500,000	5,074,245
Series J, 5.5% 8/15/17	500,000	544,070
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,335,850
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	20,943,697
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,952,526
5.375% 6/1/30	8,000,000	8,878,800
Series 2007 E:
5% 7/15/32	1,155,000	1,173,896
5% 7/15/37	2,750,000	2,777,418
Series 2008 B2, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,270
Series 2008 E2, 5.375% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	2,075,000	2,325,349
Series 2010 C:
5% 7/1/30	4,460,000	4,743,076
5.125% 7/1/35	530,000	560,623
Series 2010 H, 5% 7/1/16	1,000,000	1,027,920
Series E, 5% 7/15/27	7,195,000	7,372,141
Massachusetts Port Auth. Rev.:
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,778,906
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,322,900
Series 2010 A:
5% 7/1/34	2,000,000	2,263,660
5% 7/1/40	12,000,000	13,322,280
Series 2012 A:
5% 7/1/37 (c)	2,000,000	2,197,900
5% 7/1/42 (c)	10,300,000	11,203,722
Series 2012 B:
5% 7/1/25	4,150,000	4,916,754
5% 7/1/27	6,570,000	7,725,663
5% 7/1/28	5,030,000	5,887,565
Series 2014 B, 5% 7/1/39 (c)	4,965,000	5,481,807
Series 2014 C:
5% 7/1/28	3,000,000	3,560,010
5% 7/1/29	4,205,000	4,929,395
5% 7/1/30	3,000,000	3,491,700
Series 2015 A:
5% 7/1/28	460,000	551,568
5% 7/1/28 (c)	500,000	582,380
5% 7/1/29 (c)	1,245,000	1,436,593
5% 7/1/30	1,400,000	1,649,928
5% 7/1/30 (c)	1,450,000	1,657,553
5% 7/1/40 (c)	2,000,000	2,226,620
5% 7/1/45 (c)	3,500,000	3,875,515
5% 7/1/45	5,570,000	6,337,546
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,615,000	1,712,417
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,060,660
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,560,000	1,656,751
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,061,510
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,175,000	5,384,588
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,930,410
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,020,600
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	5,576,053
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,022,740
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,018,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	7,049,384
Series 2011 B:
5% 10/15/41	25,000,000	28,433,750
5.25% 10/15/35	12,500,000	14,553,625
Series 2012 A:
5% 8/15/23	15,000,000	18,039,900
5% 8/15/24	27,500,000	32,995,600
5% 8/15/25	28,475,000	34,045,272
Series 2012 B:
5% 8/15/27	10,000,000	11,886,200
5% 8/15/28	12,000,000	14,229,960
5% 8/15/30	25,900,000	30,444,155
Series 2013 A, 5% 5/15/43	18,675,000	21,229,553
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,683,582
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,862,275
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,255,400
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,018,643
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	10,000,000	11,576,400
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,011,950
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,206,934
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,224,773
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,151,073
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,908,899
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,350,817
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,695,517
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,681,918
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,744,876
Series 2009 A:
5.375% 5/1/34	2,305,000	2,604,373
5.5% 5/1/39	7,000,000	7,926,030
5.5% 5/1/49	3,440,000	3,797,554
5.75% 5/1/49	10,000,000	11,122,700
Series 2009 B:
5% 5/1/35	5,560,000	6,285,914
5% 5/1/40	4,625,000	5,138,283
Series 2012 A:
5% 5/1/36	7,360,000	8,240,845
5% 5/1/41	10,000,000	11,029,100
Series 2012 B:
5% 5/1/29	2,000,000	2,318,680
5% 5/1/30	1,870,000	2,155,792
5% 5/1/37	3,075,000	3,412,328
5% 5/1/43	11,125,000	12,222,036
Series 2014 B:
5% 5/1/39	2,500,000	2,844,250
5% 5/1/44	13,935,000	15,787,240
Series 2014 D:
5% 5/1/39	7,575,000	8,617,017
5% 5/1/41	4,515,000	5,147,958
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,500,354
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,015,234
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,354,734
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	22,116,501
Sr. Series C:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,649,986
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,298,595
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	12,675,000	13,992,440
Series 2002 J, 5.5% 8/1/20	1,000,000	1,198,110
Series 2007 A, 5% 8/1/28 (FSA Insured)	2,000,000	2,099,980
Series 2009 A:
5% 8/1/34	6,350,000	7,118,668
5% 8/1/39	8,360,000	9,304,346
Series 2009 B, 5% 8/1/22	2,540,000	2,903,118
Series 2011 B:
5% 8/1/36	5,000,000	5,719,200
5% 8/1/41	16,000,000	18,209,120
Series 2011 C:
5% 8/1/23	6,070,000	7,263,969
5% 8/1/24	22,090,000	26,381,424
5% 8/1/25	14,235,000	16,965,842
5.25% 8/1/42	8,425,000	9,798,696
Series 2012 A, 5% 8/1/37	8,000,000	9,063,600
Series 2014 F, 5% 8/1/26	8,790,000	10,659,369
Series J, 5% 8/1/42	100,000	100,277
5% 8/1/27 (FSA Insured)	150,000	157,671
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,003,080
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,624,726
5% 4/1/20	1,840,000	2,114,068
5% 4/1/21	1,915,000	2,195,337
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,429,646
5% 5/15/25	1,150,000	1,308,746
5% 10/15/17	1,665,000	1,807,957
5% 10/15/19	500,000	578,265
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,344,911
5% 2/1/22	1,245,000	1,492,195
5% 2/1/23	1,185,000	1,443,140
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	576,491
5% 4/1/39	2,000,000	2,208,520
5.5% 4/1/27	2,510,000	2,863,032
Springfield Gen. Oblig.:
5% 8/1/17	4,485,000	4,716,067
5% 8/1/18 (FSA Insured)	6,490,000	6,837,669
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,138,860
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,137,600
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,136,040
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,143,009
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,279,800
5% 11/1/28	6,000,000	7,277,580
5% 11/1/29	6,230,000	7,501,730
5% 11/1/30	6,000,000	7,172,400
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,309,789
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,199,209
Series 2014 1, 5% 11/1/44	14,515,000	16,469,590
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,598,375
5% 3/1/27	2,740,000	3,265,477
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,138
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,838

TOTAL MASSACHUSETTS		2,143,427,764

Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	4,000,000	4,621,040
Series 2009 A1, 5% 10/1/39	1,500,000	1,613,265
Series 2009 B, 5% 10/1/25	2,800,000	3,114,244

TOTAL VIRGIN ISLANDS		9,348,549

TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $2,030,677,243)		2,157,150,776
NET OTHER ASSETS (LIABILITIES) - 2.4%		52,389,049
NET ASSETS - 100%		$2,209,539,825

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,723,517 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,965,375 or 0.3% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$6,504,545

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $2,030,129,696. Net unrealized appreciation aggregated $127,021,080, of which $129,992,168 related to appreciated investment securities and $2,971,088 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015